RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Long-term investment	$ 66	$ 37
Cost of revenues			$ 13,970
General and Administrative expenses	719	639	234
Other expense (income), net	$ (29)	$ 13	$ (6)